(10) CONCESSION FINANCIAL ASSET	12 Months Ended
Dec. 31, 2017
Concession Financial Asset
CONCESSION FINANCIAL ASSET
	Distribution	Transmission	Total
As of December 31, 2014	3,296,837	77,779	3,374,616
Current	540,094	-	540,094
Noncurrent	2,756,744	77,779	2,834,522

Additions	330,062	37,469	367,531
Transfers to intangible assets - extended concessions	(537,198)	-	(537,198)
Adjustment of expected cash flow	414,800	-	414,800
Adjustment - financial asset measured at amortized cost	-	11,400	11,400
Cash inputs - RAP	-	(3,257)	(3,257)
Disposals	(20,788)	-	(20,788)

As of December 31, 2015	3,483,713	123,391	3,607,104
Current	-	9,630	9,630
Noncurrent	3,483,713	113,761	3,597,474

Additions	655,456	50,580	706,036
Adjustment of expected cash flow	203,452	-	203,452
Adjustment - financial asset measured at amortized cost	-	16,088	16,088
Cash inputs - RAP	-	(9,727)	(9,727)
Disposals	(25,392)	-	(25,392)
Business combination	876,281	-	876,281

As of December 31, 2016	5,193,511	180,333	5,373,844
Current	-	10,700	10,700
Noncurrent	5,193,511	169,633	5,363,144

Additions	972,254	46,261	1,018,515
Adjustment of expected cash flow	212,294	-	212,294
Adjustment - financial asset measured at amortized cost	-	27,807	27,807
Cash inputs - RAP	-	(15,677)	(15,677)
Disposals	(35,039)	-	(35,039)
Business combination	(12,338)	-	(12,338)

As of December 31, 2017	6,330,681	238,723	6,569,404
Current	-	23,736	23,736
Noncurrent	6,330,681	214,987	6,545,668

The amount refers to the financial asset corresponding to the right established in the concession agreements of the energy distributors (measured at fair value) and transmitters (measured at amortized cost) to receive cash (i) by compensation upon the return of the assets to the granting authority at the end of the concession, and (ii) the transmitter's right to receive cash throughout the concession through allowed annual revenue ("RAP").

For energy distributors, according to the current tariff model, the remuneration for this asset is recognized in profit or loss upon billing to consumers and the realization occurs upon receipt of the electric energy bills. Moreover, the difference to adjust the balance to the expected cash flow receipts (new replacement value - “VNR” - note 4) is recognized as a balancing item to the operating income account (note 25) in the statement of profit or loss for the year.

For the energy transmitters, the remuneration for this asset is recognized according to the internal rate of return, which takes into account the investment made and the allowed annual revenue (“RAP”) to be received during the remaining concession period and it takes into consideration the indemnity upon the reversal of assets to the granting authority. The adjustment of R$ 27,807 is recognized against other operating income (R$16,088 in 2016 and R$11,400 in 2015).

The balances disclosed in the "Business Combinations" line refer to the complementary amounts related to the acquisition of RGE Sul, which final recognition occurred on September 30, 2017, according to note 14.3.